Risk management - United States - Santander Bank, N.A. (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Credit risk
Maximum exposure to credit risk	€ 861,432.0	€ 943,903.0	€ 993,412.0
Impairment loss on financial assets	23,422.0	21,567.0	20,970.0
Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	766,034.0	859,643.0	908,002.0
Impairment loss on financial assets	4,458.0	3,980.0	3,823.0
Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	64,962.0	52,897.0	54,616.0
Impairment loss on financial assets	5,461.0	4,311.0	4,644.0
Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	30,436.0	31,363.0	30,795.0
Impairment loss on financial assets	13,503.0	13,276.0	12,504.0
Investment grade
Credit risk
Maximum exposure to credit risk	498,642.0	558,295.0	692,683.0
Investment grade | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	489,518.0	552,763.0	685,507.0
Investment grade | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	9,124.0	5,532.0	7,176.0
Investment grade | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0.0	0.0	0.0
Speculation grade
Credit risk
Maximum exposure to credit risk	332,354.0	354,245.0	269,935.0
Speculation grade | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	276,516.0	306,880.0	222,495.0
Speculation grade | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	55,838.0	47,365.0	47,439.0
Speculation grade | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0.0	0.0	0.0
Default
Credit risk
Maximum exposure to credit risk	30,436.0	31,363.0	30,795.0
Default | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0.0	0.0	0.0
Default | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0.0	0.0	0.0
Default | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	€ 30,436.0	€ 31,363.0	€ 30,795.0
North America
Credit risk
Non-performing rate (as a percent)	2.23%	2.20%	2.79%
Percentage increase in non-performing loans ratio	0.03%
United States | North America
Credit risk
Risk exposure	€ 99,135.0
Non-performing rate (as a percent)	2.04%	2.20%	2.92%
United States | North America | Santander Bank N.A.
Credit risk
Percentage decrease in lending	12.00%
Percentage decrease in lending excluding exchange rate effect	4.00%
Non-performing rate (as a percent)	0.81%	0.69%	0.88%
Percentage increase in non-performing loans ratio	0.12%
Percentage increase in cost of credit	0.85%
Maximum exposure to credit risk	€ 47,643.0	€ 64,497.0	€ 69,772.0
Impairment loss on financial assets	702.0	544.0	542.0
United States | North America | Santander Bank N.A. | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	42,485.0	59,351.0	65,540.0
Impairment loss on financial assets	344.0	265.0	233.0
United States | North America | Santander Bank N.A. | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	4,755.0	4,727.0	3,784.0
Impairment loss on financial assets	316.0	208.0	204.0
United States | North America | Santander Bank N.A. | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	403.0	419.0	448.0
Impairment loss on financial assets	42.0	71.0	105.0
United States | North America | Santander Bank N.A. | Investment grade
Credit risk
Maximum exposure to credit risk	19,883.0	27,841.0	5,149.0
United States | North America | Santander Bank N.A. | Investment grade | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	18,105.0	27,078.0	5,149.0
United States | North America | Santander Bank N.A. | Investment grade | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	1,778.0	763.0	0.0
United States | North America | Santander Bank N.A. | Investment grade | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0.0	0.0	0.0
United States | North America | Santander Bank N.A. | Speculation grade
Credit risk
Maximum exposure to credit risk	27,357.0	36,237.0	64,175.0
United States | North America | Santander Bank N.A. | Speculation grade | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	24,380.0	32,273.0	60,391.0
United States | North America | Santander Bank N.A. | Speculation grade | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	2,977.0	3,964.0	3,784.0
United States | North America | Santander Bank N.A. | Speculation grade | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0.0	0.0	0.0
United States | North America | Santander Bank N.A. | Default
Credit risk
Maximum exposure to credit risk	403.0	419.0	448.0
United States | North America | Santander Bank N.A. | Default | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0.0	0.0	0.0
United States | North America | Santander Bank N.A. | Default | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0.0	0.0	0.0
United States | North America | Santander Bank N.A. | Default | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	€ 403.0	419.0	448.0
United States | North America | Santander Bank N.A. | Retail and commercial banking
Credit risk
Credit exposure, percentage of total loans	84.00%
United States | North America | Santander Bank N.A. | Individuals
Credit risk
Credit exposure, percentage of total loans	39.00%
United States | North America | Santander Bank N.A. | Companies
Credit risk
Credit exposure, percentage of total loans	61.00%
United States | North America | Santander Bank N.A. | Wholesale banking business
Credit risk
Credit exposure, percentage of total loans	16.00%
Spain
Credit risk
Risk exposure	€ 221,341.0
Maximum exposure to credit risk	214,442.0	207,293.0	224,207.0
Impairment loss on financial assets	6,488.0	5,994.0	6,699.0
Spain | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	187,622.0	182,276.0	196,374.0
Impairment loss on financial assets	479.0	296.0	366.0
Spain | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	13,058.0	10,430.0	12,892.0
Impairment loss on financial assets	732.0	503.0	768.0
Spain | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	13,762.0	14,587.0	14,941.0
Impairment loss on financial assets	5,277.0	5,195.0	5,565.0
Spain | Investment grade
Credit risk
Maximum exposure to credit risk	148,509.0	140,988.0	171,555.0
Spain | Investment grade | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	146,992.0	139,673.0	171,266.0
Spain | Investment grade | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	1,517.0	1,315.0	289.0
Spain | Investment grade | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0.0	0.0	0.0
Spain | Speculation grade
Credit risk
Maximum exposure to credit risk	52,171.0	51,718.0	37,711.0
Spain | Speculation grade | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	40,630.0	42,603.0	25,108.0
Spain | Speculation grade | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	11,541.0	9,115.0	12,603.0
Spain | Speculation grade | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0.0	0.0	0.0
Spain | Default
Credit risk
Maximum exposure to credit risk	13,762.0	14,587.0	14,941.0
Spain | Default | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0.0	0.0	0.0
Spain | Default | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0.0	0.0	0.0
Spain | Default | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	13,762.0	€ 14,587.0	€ 14,941.0
Spain | Construction and property development | Real estate operations in Spain
Credit risk
Risk exposure	€ 397.0
Spain | North America
Credit risk
Credit exposure, percentage of total loans	10.00%